John Hancock
Premium Dividend Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 65.9% (43.8% of Total investments)		$480,768,114
(Cost $364,726,681)
Communication services 3.1%		23,013,500
Diversified telecommunication services 3.1%
AT&T, Inc.	485,000	12,367,500
Verizon Communications, Inc.	200,000	10,646,000
Consumer staples 1.3%		9,462,200
Tobacco 1.3%
Philip Morris International, Inc.	92,000	9,462,200
Energy 12.5%		90,973,455
Oil, gas and consumable fuels 12.5%
BP PLC, ADR (A)(B)	705,950	21,827,974
Enbridge, Inc. (A)(B)	281,200	11,886,324
Kinder Morgan, Inc. (B)	969,001	16,821,857
ONEOK, Inc.	210,000	12,742,800
The Williams Companies, Inc. (A)(B)	925,000	27,694,500
Financials 4.3%		31,504,050
Banks 2.7%
PacWest Bancorp (A)(B)	255,000	11,839,650
Umpqua Holdings Corp.	380,000	7,706,400
Capital markets 1.6%
Ares Management Corp., Class A (A)(B)	150,000	11,958,000
Utilities 44.7%		325,814,909
Electric utilities 21.7%
Alliant Energy Corp. (B)	299,000	17,898,140
American Electric Power Company, Inc. (A)(B)	110,000	9,944,000
Duke Energy Corp. (A)(B)	220,000	23,113,200
Entergy Corp. (A)(B)	60,000	6,706,200
Eversource Energy (A)(B)	199,033	17,811,463
Exelon Corp. (A)(B)	160,000	9,272,000
FirstEnergy Corp. (A)(B)	435,000	18,252,600
OGE Energy Corp. (A)(B)	530,000	20,097,600
Pinnacle West Capital Corp.	50,000	3,480,500
PPL Corp. (A)(B)	660,000	19,588,800
Xcel Energy, Inc.	170,000	11,842,200
Gas utilities 3.5%
Spire, Inc. (A)(B)	200,000	13,184,000
UGI Corp. (A)(B)	265,000	12,017,750
Multi-utilities 19.5%
Algonquin Power & Utilities Corp.	210,000	9,813,300
Black Hills Corp. (A)(B)	200,000	13,548,000
CenterPoint Energy, Inc. (A)(B)	380,181	10,781,933
Dominion Energy, Inc.	80,000	6,452,800
Dominion Energy, Inc.	314,850	32,120,995
DTE Energy Company (A)(B)	105,000	12,645,150
National Grid PLC, ADR	164,166	12,015,310
NiSource, Inc. (A)(B)	670,000	19,550,600
Public Service Enterprise Group, Inc.	235,000	15,634,550

Sempra Energy (A)(B)	72,697	10,043,818
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Preferred securities 50.3% (33.5% of Total investments)		$366,889,024
(Cost $357,055,757)
Communication services 1.4%		10,508,400
Media 1.4%
ViacomCBS, Inc., 5.750%	180,000	10,508,400
Consumer discretionary 1.0%		7,316,100
Internet and direct marketing retail 1.0%
QVC, Inc., 6.250% (B)	330,000	7,316,100
Consumer staples 2.9%		20,855,250
Food products 2.9%
Ocean Spray Cranberries, Inc., 6.250% (C)	224,250	20,855,250
Energy 0.8%		5,577,600
Oil, gas and consumable fuels 0.8%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	5,577,600
Financials 13.5%		98,303,674
Banks 8.0%
Bank of America Corp., 7.250%	6,000	8,448,000
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)	240,650	6,454,233
First Republic Bank, 4.000% (B)	280,000	6,174,000
Fulton Financial Corp., 5.125% (B)	197,400	4,980,402
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)	188,000	4,810,920
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	291,600	7,383,312
Wells Fargo & Company, 7.500%	14,000	19,937,540
Capital markets 3.2%
Brookfield Finance, Inc., 4.625%	170,000	3,983,100
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	249,227	6,793,928
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)	430,025	11,645,077
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	662,500
Insurance 2.3%
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	211,825	5,825,188
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	284,213	7,903,964
Brighthouse Financial, Inc., 6.600%	125,485	3,301,510
Health care 1.3%		9,742,100
Health care equipment and supplies 1.3%
Becton, Dickinson and Company, 6.000%	185,000	9,742,100
Real estate 1.6%		11,587,474
Equity real estate investment trusts 1.6%
Diversified Healthcare Trust, 5.625%	554,690	11,587,474
Utilities 27.8%		202,998,426
Electric utilities 15.3%
American Electric Power Company, Inc., 6.125%	100,000	5,065,000
American Electric Power Company, Inc., 6.125%	253,335	13,447,022
Duke Energy Corp., 5.750% (B)	160,000	4,276,800
NextEra Energy, Inc., 6.219%	590,000	30,320,100
NSTAR Electric Company, 4.250% (B)	13,347	1,337,903
NSTAR Electric Company, 4.780% (B)	100,000	10,071,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
PG&E Corp., 5.500%	40,000	$4,828,400
SCE Trust II, 5.100% (B)	603,350	15,144,085
The Southern Company, 6.750%	485,000	25,850,500
Union Electric Company, 3.700% (B)	12,262	1,109,711
Gas utilities 2.5%
South Jersey Industries, Inc., 8.750%	180,000	9,662,400
Spire, Inc., 5.900% (B)	183,775	4,873,713
Spire, Inc., 7.500%	77,057	3,726,477
Independent power and renewable electricity producers 1.8%
The AES Corp., 6.875%	150,000	13,657,500
Multi-utilities 8.2%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	300,000	8,022,000
DTE Energy Company, 6.250%	347,000	17,644,950
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)	352,044	8,959,520
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)	250,000	6,767,500
NiSource, Inc., 7.750%	149,635	17,035,945
Sempra Energy, 5.750% (B)	45,000	1,197,900

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 31.7% (21.1% of Total investments)				$231,122,148
(Cost $226,099,588)
Consumer discretionary 2.5%				18,075,290
Automobiles 2.5%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (A)(B)(D)	5.700	09-30-30	9,250,000	10,395,150
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(B)(D)	6.500	09-30-28	7,046,000	7,680,140
Energy 1.5%				10,700,154
Oil, gas and consumable fuels 1.5%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	10,000,000	10,700,154
Financials 23.7%				173,343,477
Banks 15.8%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (A)(B)(D)	5.875	03-15-28	7,000,000	7,402,500
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (D)	7.375	08-19-25	14,400,000	16,103,520
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (D)	6.000	07-06-23	18,000,000	18,225,000
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (A)(B)(D)	6.375	04-06-24	2,500,000	2,562,500
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (A)(B)(D)	5.625	07-01-25	4,000,000	4,304,800
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (B)(D)	6.500	03-23-28	10,000,000	10,743,300
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (A)(B)(D)	5.625	07-15-30	4,000,000	4,490,880
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (D)	5.700	04-15-23	3,000,000	3,015,000
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(D)	6.750	02-01-24	7,334,000	7,852,514
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(B)(D)	7.500	06-27-24	9,750,000	10,580,505
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (D)	3.500	09-01-26	9,600,000	9,025,056
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (A)(B)(D)	4.100	02-15-31	9,230,000	$8,715,151
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (D)	4.700	11-15-31	5,935,000	5,891,675
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)(D)	3.400	09-15-26	4,900,000	4,618,201
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (D)	5.900	06-15-24	2,000,000	2,050,000
Capital markets 2.2%
The Bank of New York Mellon Corp. (3.750% to 12-20-26, then 5 Year CMT + 2.630%) (B)(D)	3.750	12-20-26	4,500,000	4,365,000
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (D)	4.000	06-01-26	6,000,000	5,927,580
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (D)	5.375	06-01-25	5,300,000	5,692,200
Consumer finance 2.0%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (D)	3.550	09-15-26	9,500,000	9,096,250
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (A)(B)(D)	6.125	06-23-25	5,500,000	5,934,830
Insurance 3.7%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (A)(B)(D)	6.000	06-01-25	5,500,000	5,871,250
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (C)(D)	6.500	11-13-26	10,000,000	9,500,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (C)(D)	7.000	05-13-25	11,549,000	11,375,765
Utilities 4.0%				29,003,227
Electric utilities 1.8%
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (D)	5.000	12-15-26	4,650,000	4,632,237
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (D)	5.375	03-15-26	8,000,000	8,115,000
Multi-utilities 2.2%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (A)(B)(D)	6.125	09-01-23	9,000,000	9,203,490

Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (D)	4.350	01-15-27	7,000,000	7,052,500
Capital preferred securities 0.7% (0.5% of Total investments)				$5,316,675
(Cost $5,504,205)
Financials 0.7%				5,316,675
Insurance 0.7%
MetLife, Inc. (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (C)	7.875	12-15-37	3,990,000	5,316,675

	Par value^	Value
Short-term investments 1.6% (1.1% of Total investments)		$11,772,000
(Cost $11,772,000)
Repurchase agreement 1.6%		11,772,000
Repurchase Agreement with State Street Corp. dated 1-31-22 at 0.000% to be repurchased at $11,772,000 on 2-1-22, collateralized by $11,604,200 U.S. Treasury Notes, 2.750% due 11-15-23 (valued at $12,007,512)	11,772,000	11,772,000
Total investments (Cost $965,158,231) 150.2%		$1,095,867,961
Other assets and liabilities, net (50.2%)		(366,268,181)
Total net assets 100.0%		$729,599,780

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	5

LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 1-31-22, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-22 was $454,812,278. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $266,871,616.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
The fund had the following country composition as a percentage of total investments on 1-31-22:
United States	88.2%
United Kingdom	5.0%
Canada	4.6%
France	1.5%
Other countries	0.7%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	860	Short	Mar 2022	$(111,099,685)	$(110,053,125)	$1,046,560
						$1,046,560
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	96,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi Annual	Quarterly	Oct 2022	—	$(1,549,399)	$(1,549,399)
								—	$(1,549,399)	$(1,549,399)

(a)	At 1-31-22, the 3 month LIBOR was 0.309%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$480,768,114	$480,768,114	—	—
Preferred securities
Communication services	10,508,400	10,508,400	—	—
Consumer discretionary	7,316,100	7,316,100	—	—
Consumer staples	20,855,250	—	$20,855,250	—
Energy	5,577,600	5,577,600	—	—
Financials	98,303,674	98,303,674	—	—
Health care	9,742,100	9,742,100	—	—
Real estate	11,587,474	11,587,474	—	—
Utilities	202,998,426	192,929,195	10,069,231	—
Corporate bonds	231,122,148	—	231,122,148	—
Capital preferred securities	5,316,675	—	5,316,675	—
Short-term investments	11,772,000	—	11,772,000	—
Total investments in securities	$1,095,867,961	$816,732,657	$279,135,304	—
Derivatives:
Assets
Futures	$1,046,560	$1,046,560	—	—
Liabilities
Swap contracts	(1,549,399)	—	$(1,549,399)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
8	|